Summary of Goodwill Activity (Detail) (USD $)	12 Months Ended		9 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2012
Goodwill [Line Items]
Acquisition	$ 461,500	$ 1,200
Acquisition Balances	494,700	33,200	1,386,480	494,700	32,000
Acquisition of AKM
Goodwill [Line Items]
Acquisition			84,993
Acquisition of SCHC
Goodwill [Line Items]
Acquisition			161,559
Acquisition of BCHC
Goodwill [Line Items]
Acquisition			542,577
Acquisition of HCHHA
Goodwill [Line Items]
Acquisition			$ 102,651